Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
December 31, 2024
FR1-NPRT1-0225
1.811346.120
Alternative Funds - 1.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $23,082,084)	2,323,192	22,488,497

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.8674% 7/20/2037 (d)(e)(f)	293,000	300,093
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (d)(e)(f)	100,000	100,799
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (d)(e)(f)	209,000	209,008
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (d)(e)(f)	347,000	351,875
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (d)(e)(f)	103,000	105,405
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (d)(e)(f)	125,000	126,111
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (d)(e)(f)	200,000	204,736
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	267,000	267,015
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (d)(e)(f)	605,000	606,597
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,971,546
UNITED STATES - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (d)(e)(f)	440,000	448,187
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	150,000	150,029
TOTAL UNITED STATES		598,216
TOTAL ASSET-BACKED SECURITIES (Cost $2,839,000)		2,869,855

Bank Loan Obligations - 88.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (e)(f)(g)	1,517,207	1,343,487
CANADA - 1.7%
Consumer Discretionary - 0.8%
Automobiles - 0.2%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 12/13/2029 (e)(f)(g)	2,793,267	2,796,759
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/22/2031 (e)(f)(g)	290,569	290,609
		3,087,368
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/23/2030 (e)(f)(g)	3,376,176	3,355,784
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 11/30/2029 (e)(f)(g)	3,617,763	3,620,476
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (e)(f)(g)	2,187,900	2,191,029
		9,167,289
TOTAL CONSUMER DISCRETIONARY		12,254,657

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (e)(f)(g)	2,892,750	2,723,698
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (e)(f)(g)	2,585,000	2,599,218
Health Care - 0.0%
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/14/2031 (e)(f)(g)	1,150,000	1,155,750
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (e)(f)(g)	1,205,888	1,209,662
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 1/31/2030 (e)(f)(g)	3,738,464	3,736,594
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2854% 5/27/2028 (e)(f)(g)	2,794,121	2,566,651
TOTAL CANADA		26,246,230
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3404% 2/4/2028 (e)(f)(g)	920,171	922,858
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (e)(f)(g)	6,632,464	5,304,313
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (e)(f)(g)	451,553	363,500
TOTAL FRANCE		5,667,813
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (e)(f)(g)	1,554,541	1,564,847
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/5/2031 (e)(f)(g)(h)	1,235,000	1,219,563
TOTAL GERMANY		2,784,410
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (e)(f)(g)	1,411,463	1,420,284
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/9/2032 (e)(f)(g)(h)	720,000	725,703
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2639% 2/26/2031 (e)(f)(g)	587,050	590,279
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (e)(f)(g)	716,575	722,250

TOTAL HONG KONG		2,038,232
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (e)(f)(g)(i)	3,023,738	328,287
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (e)(f)(g)(k)	15,372	15,333
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (e)(f)(g)(j)	52,250	52,118
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (e)(f)(g)(k)	52,472	52,341

TOTAL INDIA		448,079
IRELAND - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (e)(f)(g)	5,656,258	5,638,610
LUXEMBOURG - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 12.855% 9/29/2028 (e)(f)(g)	2,273,471	2,121,194
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (e)(f)(g)(i)	1,226,144	16,859
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (e)(f)(g)	1,081,709	1,087,117
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 3/19/2031 (e)(f)(g)	346,504	348,888
Materials - 0.3%
Containers & Packaging - 0.3%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (e)(f)(g)	4,002,343	3,629,286
TOTAL LUXEMBOURG		7,203,344
NETHERLANDS - 1.3%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (e)(f)(g)	3,444,461	3,450,627
Industrials - 0.8%
Building Products - 0.8%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (e)(f)(g)	11,455,992	11,427,353
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (e)(f)(g)	2,061,840	2,074,087
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (e)(f)(g)	1,623,631	1,640,549
		3,714,636
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (e)(f)(g)	2,174,002	1,826,161
TOTAL NETHERLANDS		20,418,777
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (e)(f)(g)	3,235,000	3,217,208
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5116% 10/15/2029 (e)(f)(g)	1,940,000	1,940,485
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2616% 10/16/2028 (e)(f)(g)	1,140,000	1,018,875

TOTAL PUERTO RICO		6,176,568
SPAIN - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.382% 1/27/2029 (e)(f)(g)	490,538	490,332
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (e)(f)(g)	3,388,221	3,408,686
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (e)(f)(g)	951,748	957,696

TOTAL SWEDEN		4,366,382
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (e)(f)(g)	5,452,591	5,289,013
UNITED KINGDOM - 2.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 12/12/2026 (e)(f)(g)	1,750,000	1,728,125
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 9/13/2029 (e)(f)(g)	1,578,843	1,378,203
		3,106,328
Entertainment - 0.4%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8027% 12/2/2031 (e)(f)(g)	6,410,000	6,401,988
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4715% 7/21/2030 (e)(f)(g)	6,694,007	6,663,349
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9288% 3/16/2027 (e)(f)(g)	1,402,109	1,405,319
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.0788% 10/31/2029 (e)(f)(g)	3,106,719	3,113,181
		11,181,849
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/7/2028 (e)(f)(g)(h)	650,000	654,992
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (e)(f)(g)	6,541,134	6,591,370
		7,246,362
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/6/2028 (e)(f)(g)	3,158,160	3,179,888
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3703% 10/21/2030 (e)(f)(g)	1,621,243	1,620,837
Information Technology - 0.0%
Software - 0.0%
Sophos Intermediate II Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/5/2027 (e)(f)(g)(h)	830,000	828,963
TOTAL UNITED KINGDOM		33,566,215
UNITED STATES - 80.3%
Communication Services - 5.5%
Diversified Telecommunication Services - 2.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (e)(f)(g)	8,763,182	6,357,689
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (e)(f)(g)	7,644,449	382,222
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 0% 1/31/2025 (e)(f)(g)(h)(k)	424,764	424,764
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (e)(f)(g)	233,537	226,531
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/2/2027 (e)(f)(g)	3,230,000	3,192,500
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (e)(f)(g)	4,613,438	4,663,401
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (e)(f)(g)	947,838	954,159
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (e)(f)(g)	1,020,000	1,019,999
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/16/2029 (e)(f)(g)	4,059,706	3,808,167
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/15/2030 (e)(f)(g)	6,080,087	5,650,286
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 3/9/2027 (e)(f)(g)	5,003,135	4,675,830
		31,355,548
Entertainment - 0.9%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (e)(f)(g)	4,547,234	2,950,018
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (e)(f)(g)	4,590,437	4,481,414
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (e)(f)(g)	3,205,000	3,103,498
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 8/30/2030 (e)(f)(g)	1,159,200	1,164,277
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 8/5/2028 (e)(f)(g)	3,020,712	3,028,263
		14,727,470
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 7/8/2031 (e)(f)(g)	947,625	952,363
Media - 2.2%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (e)(f)(g)	2,254,599	2,245,085
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5892% 10/30/2030 (e)(f)(g)	2,174,075	2,190,381
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.5934% 12/9/2030 (e)(f)(g)	2,851,200	2,840,822
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7809% 12/15/2031 (e)(f)(g)	2,935,367	2,926,796
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (e)(f)(g)	323,234	297,728
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8971% 1/18/2028 (e)(f)(g)	1,625,043	1,590,738
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (e)(f)(g)	241,937	205,797
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 12/1/2028 (e)(f)(g)	5,159,682	5,191,930
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9591% 9/19/2026 (e)(f)(g)	2,278,805	2,285,299
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5211% 2/10/2031 (e)(f)(g)	2,114,375	2,130,233
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (e)(f)(g)	1,522,194	1,526,958
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 1/31/2029 (e)(f)(g)	3,246,551	3,214,086
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 1/31/2029 (e)(f)(g)	2,984,389	2,988,120
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0116% 1/31/2028 (e)(f)(g)	1,623,792	1,610,931
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (e)(f)(g)	2,735,000	2,704,587
		33,949,491
Wireless Telecommunication Services - 0.3%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (e)(f)(g)	4,785,950	4,853,241
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.11% 1/27/2031 (e)(f)(g)	429,455	429,309
		5,282,550
TOTAL COMMUNICATION SERVICES		86,267,422

Consumer Discretionary - 16.4%
Automobile Components - 0.8%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/5/2028 (e)(f)(g)	3,970,000	3,512,458
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/6/2030 (e)(f)(g)	2,588,513	2,596,278
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4387% 12/22/2028 (e)(f)(g)	3,568,931	3,325,066
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (e)(f)(g)	3,952,115	3,746,605
		13,180,407
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 6/3/2028 (e)(f)(g)	4,656,715	4,554,035
Broadline Retail - 3.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (e)(f)(g)	7,645,309	6,831,084
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (e)(f)(g)	2,816,086	2,831,124
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (e)(f)(g)	37,141,608	37,271,603
		46,933,811
Distributors - 0.5%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 12/26/2028 (e)(f)(g)	4,706,788	4,726,416
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 1/6/2028 (e)(f)(g)	628,733	627,946
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.856% 8/1/2030 (e)(f)(g)	2,544,154	2,570,969
		7,925,331
Diversified Consumer Services - 1.5%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 7/30/2028 (e)(f)(g)	6,995,131	6,995,131
Frontdoor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 12/19/2031 (e)(f)(g)	760,000	761,899
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (e)(f)(g)	4,641,317	4,683,600
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5897% 8/11/2028 (e)(f)(g)	1,604,748	1,618,293
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (e)(f)(g)	12,294,497	10,324,550
		24,383,473
Hotels, Restaurants & Leisure - 6.2%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8574% 2/7/2029 (e)(f)(g)	5,350,204	5,252,135
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 6/24/2030 (e)(f)(g)	3,067,067	3,080,869
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (e)(f)(g)	845,887	855,404
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/30/2031 (e)(f)(g)	1,092,263	1,098,630
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/26/2030 (e)(f)(g)	10,174,325	10,170,052
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.607% 2/6/2031 (e)(f)(g)	4,148,650	4,149,936
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (e)(f)(g)	4,493,306	4,516,716
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (e)(f)(g)	2,481,451	2,485,595
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 11/1/2031 (e)(f)(g)	1,845,000	1,805,794
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 6/29/2029 (e)(f)(g)	624,790	612,687
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (e)(f)(g)	10,533,341	10,563,677
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.707% 2/12/2029 (e)(f)(g)	1,349,800	1,356,549
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 12/1/2028 (e)(f)(g)	695,840	697,754
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/26/2030 (e)(f)(g)	2,580,601	2,575,775
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.774% 10/7/2031 (e)(f)(g)	1,380,000	1,390,778
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/27/2028 (e)(f)(g)	793,129	795,445
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/17/2031 (e)(f)(g)	1,999,888	2,004,267
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.857% 8/2/2028 (e)(f)(g)	5,010,744	5,023,922
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0878% 11/8/2030 (e)(f)(g)	1,292,849	1,298,512
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 12/22/2031 (e)(f)(g)(h)	2,445,000	2,429,719
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2397% 3/15/2028 (e)(f)(g)	649,535	650,113
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0254% 10/22/2031 (e)(f)(g)	2,720,000	2,727,480
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6318% 4/16/2029 (e)(f)(g)	3,027,167	3,035,280
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 4/1/2031 (e)(f)(g)	1,442,750	1,440,947
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5989% 11/10/2028 (e)(f)(g)	554,089	553,812
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/18/2031 (e)(f)(g)	955,912	953,121
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/18/2031 (e)(f)(g)	468,825	469,996
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (e)(f)(g)	4,882,634	4,781,173
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3752% 3/14/2031 (e)(f)(g)	4,808,663	4,810,971
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 10/1/2031 (e)(f)(g)	940,000	945,875
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (e)(f)(g)	5,667,891	5,441,175
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 13.347% 12/30/2027 (e)(f)(g)	750,000	602,497
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (e)(f)(g)	921,600	889,344
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (e)(f)(g)	5,442,013	5,447,238
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8354% 3/1/2026 (e)(f)(g)	1,951,619	1,877,731
		96,790,969
Household Durables - 0.7%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/26/2031 (e)(f)(g)	663,338	667,689
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (e)(f)(g)	2,317,574	2,314,190
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (e)(f)(g)	1,446,539	667,823
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 10/4/2031 (e)(f)(g)	3,950,000	3,956,163
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/30/2027 (e)(f)(g)	631,256	628,295
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 10/30/2027 (e)(f)(g)	2,753,038	2,742,715
		10,976,875
Leisure Products - 0.4%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0014% 12/14/2026 (e)(f)(g)	1,020,619	1,007,862
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/18/2030 (e)(f)(g)	5,708,408	5,677,468
		6,685,330
Specialty Retail - 2.6%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4171% 11/6/2027 (e)(f)(g)	822,356	820,983
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 7/24/2028 (e)(f)(g)	1,620,388	674,080
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (e)(f)(g)	4,977,525	5,017,992
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9022% 6/5/2031 (e)(f)(g)	713,213	702,649
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/9/2031 (e)(f)(g)(h)	249,375	249,936
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5074% 6/7/2031 (e)(f)(g)	1,895,000	1,899,264
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (e)(f)(g)	3,470,000	3,468,751
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (e)(f)(g)	2,070,203	2,049,729
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 4/16/2031 (e)(f)(g)	1,194,000	1,198,848
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 13.8288% 4/28/2028 (e)(f)(g)(k)	2,223,377	1,667,533
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 10/20/2028 (e)(f)(g)	678,247	671,044
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.707% 10/20/2028 (e)(f)(g)	2,124,566	2,114,836
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.207% 2/8/2028 (e)(f)(g)	4,187,913	3,939,612
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (e)(f)(g)	8,752,450	8,349,050
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7215% 4/16/2028 (e)(f)(g)	4,143,391	4,143,391
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (e)(f)(g)	2,636,959	2,645,054
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (e)(f)(g)	1,676,125	1,053,864
		40,666,616
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (e)(f)(g)	1,828,727	1,836,280
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 11/23/2028 (e)(f)(g)	378,428	377,482
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (e)(f)(g)	3,925,000	3,925,982
		6,139,744
TOTAL CONSUMER DISCRETIONARY		258,236,591

Consumer Staples - 2.5%
Beverages - 0.6%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4288% 1/24/2029 (e)(f)(g)	2,697,971	1,766,712
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (e)(f)(g)	2,185,000	723,781
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8404% 3/31/2028 (e)(f)(g)	6,403,308	6,445,762
		8,936,255
Consumer Staples Distribution & Retail - 0.7%
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/29/2031 (e)(f)(g)	1,441,596	1,441,856
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (e)(f)(g)	5,035,071	4,772,845
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (e)(f)(g)	4,853,376	206,268
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (e)(f)(g)	1,284,938	1,287,083
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (e)(f)(g)	3,372,560	3,377,315
		11,085,367
Food Products - 0.9%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 12/23/2030 (e)(f)(g)	1,736,900	1,749,926
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/23/2027 (e)(f)(g)	2,702,690	2,721,609
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 10/25/2027 (e)(f)(g)	722,700	727,896
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (e)(f)(g)	4,877,551	2,909,459
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 14.6162% 8/2/2028 (e)(f)(g)	4,041,899	4,017,648
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 2/12/2031 (e)(f)(g)	2,583,525	2,583,112
		14,709,650
Household Products - 0.1%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5856% 2/14/2028 (e)(f)(g)	143,705	143,976
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1086% 6/13/2031 (e)(f)(g)	1,015,000	1,016,908
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1471% 2/14/2028 (e)(f)(g)	350,000	350,658
		1,511,542
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 5/17/2028 (e)(f)(g)	3,135,525	2,807,988
TOTAL CONSUMER STAPLES		39,050,802

Energy - 2.7%
Energy Equipment & Services - 0.2%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (e)(f)(g)	3,635,888	3,616,181
Oil, Gas & Consumable Fuels - 2.5%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (e)(f)(g)	2,334,150	2,354,574
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (e)(f)(g)	712,040	716,640
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 3/17/2028 (e)(f)(g)	613,706	616,516
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (e)(f)(g)	6,081,248	6,087,329
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (e)(f)(g)(h)	1,430,000	1,430,000
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 11/19/2029 (e)(f)(g)	3,621,100	3,622,114
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.607% 4/3/2028 (e)(f)(g)	677,328	674,260
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (e)(f)(g)(h)	1,380,000	1,385,175
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (e)(f)(g)	1,940,000	1,955,248
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (e)(f)(g)	3,196,988	3,199,481
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 9/29/2028 (e)(f)(g)	3,445,160	3,463,109
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 5/22/2031 (e)(f)(g)	930,050	935,426
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (e)(f)(g)	7,789,542	7,430,288
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (e)(f)(g)	2,973,701	2,962,550
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (e)(f)(g)	1,054,700	1,061,292
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0216% 5/10/2029 (e)(f)(g)	1,117,200	1,127,378
		39,021,380
TOTAL ENERGY		42,637,561

Financials - 10.5%
Capital Markets - 2.5%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 2/14/2031 (e)(f)(g)	5,922,784	5,930,543
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5526% 6/16/2031 (e)(f)(g)	4,282,214	4,292,706
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (e)(f)(g)	6,531,007	6,545,832
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/19/2031 (e)(f)(g)	2,349,113	2,342,394
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (e)(f)(g)	1,454,451	1,461,723
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/17/2031 (e)(f)(g)	2,709,042	2,731,717
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 9/10/2031 (e)(f)(g)(h)(j)	290,958	293,393
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (e)(f)(g)	3,170,000	3,178,908
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (e)(f)(g)	2,472,428	2,481,700
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3955% 12/15/2031 (e)(f)(g)	5,135,773	5,113,587
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/25/2031 (e)(f)(g)	1,080,000	1,088,099
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (e)(f)(g)	1,900,000	1,907,125
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 12/1/2028 (e)(f)(g)	1,264,780	1,270,471
		38,638,198
Financial Services - 2.9%
ACNR Holdings Inc term loan 13% (e)(g)(k)(l)	821,100	821,100
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/31/2031 (e)(f)(g)	9,037,350	9,073,139
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (e)(f)(g)	3,255,756	3,265,067
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (e)(f)(g)	1,545,000	1,546,282
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (e)(g)(k)	222,076	217,634
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (e)(g)	1,350,961	810,577
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (e)(g)	421,436	413,007
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (e)(g)(k)	24,563	24,563
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(g)(h)(i)(k)	303,780	227,835
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (e)(f)(g)	1,702,407	1,707,191
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4435% 11/17/2031 (e)(f)(g)	4,665,000	4,669,385
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.707% 11/5/2029 (e)(f)(g)	2,500,000	2,492,400
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 7/18/2031 (e)(f)(g)	5,027,496	5,040,065
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.107% 5/16/2031 (e)(f)(g)	1,319,871	1,320,280
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (e)(f)(g)	1,731,913	1,746,530
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 5.624% 10/3/2029 (e)(f)(g)(k)	603,880	600,256
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 12.124% 9/30/2029 (e)(f)(g)(k)	1,294,053	970,540
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/6/2031 (e)(f)(g)	2,159,478	2,154,749
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/24/2031 (e)(f)(g)	1,404,982	1,401,821
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (e)(f)(g)	1,370,000	1,375,918
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (e)(f)(g)	2,722,858	2,750,087
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (e)(f)(g)	3,257,022	3,275,359
		45,903,785
Insurance - 5.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/6/2030 (e)(f)(g)(h)	130,000	129,960
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (e)(f)(g)	17,136,162	17,130,850
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7215% 2/19/2028 (e)(f)(g)	4,162,788	4,173,361
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (e)(f)(g)	1,837,389	1,835,092
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 8/19/2028 (e)(f)(g)	1,517,564	1,512,192
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 8/19/2028 (e)(f)(g)	2,138,438	2,138,438
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 9/19/2030 (e)(f)(g)	213,781	213,018
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/31/2028 (e)(f)(g)	12,235,000	11,920,438
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/20/2029 (e)(f)(g)	21,500,000	20,700,415
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7091% 7/31/2027 (e)(f)(g)	929,058	926,010
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (e)(f)(g)	9,628,272	9,676,414
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/15/2031 (e)(f)(g)	1,735,794	1,740,133
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (e)(f)(g)	2,492,105	2,545,585
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (e)(f)(g)	3,026,210	3,030,931
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (e)(f)(g)	2,316,659	2,310,288
		79,983,125
TOTAL FINANCIALS		164,525,108

Health Care - 7.4%
Health Care Equipment & Supplies - 1.8%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.457% 11/8/2027 (e)(f)(g)	144,259	144,960
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/31/2029 (e)(f)(g)	2,978,276	2,962,133
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/1/2031 (e)(f)(g)	3,979,381	3,998,284
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/21/2028 (e)(f)(g)	14,388,225	14,426,930
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (e)(f)(g)	3,352,413	3,364,046
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (e)(f)(g)	1,620,938	1,621,959
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (e)(f)(g)	1,125,000	1,135,901
		27,654,213
Health Care Providers & Services - 3.3%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (e)(f)(g)	1,885,496	1,446,176
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.202% 2/11/2028 (e)(f)(g)	1,628,272	1,636,821
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (e)(f)(g)	2,678,288	2,679,975
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (e)(f)(g)	12,224,411	11,813,549
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.357% 9/24/2031 (e)(f)(g)	5,455,000	5,448,181
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 10/23/2031 (e)(f)(g)	1,196,008	1,206,473
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (e)(f)(g)(h)(j)	153,992	155,340
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (e)(f)(g)	1,401,308	1,410,066
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (e)(f)(g)	349,137	351,319
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/15/2031 (e)(f)(g)	2,271,750	2,287,516
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2017% 3/2/2028 (e)(f)(g)	2,908,188	2,877,885
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1788% 3/2/2028 (e)(f)(g)	84,258	83,380
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 2/21/2031 (e)(f)(g)	1,965,125	1,970,293
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (e)(f)(g)	6,823,769	6,863,551
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7709% 4/18/2031 (e)(f)(g)	935,300	939,144
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 10/31/2031 (e)(f)(g)	4,900,000	4,929,400
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0887% 12/19/2030 (e)(f)(g)	482,221	485,514
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 7/18/2031 (e)(f)(g)	1,520,000	1,504,800
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.1671% 10/1/2029 (e)(f)(g)(k)	775,000	643,250
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 10/1/2028 (e)(f)(g)	1,496,134	1,486,783
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7849% 10/14/2031 (e)(f)(g)	1,100,000	1,107,568
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (e)(f)(g)(j)	50,000	50,344
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (e)(f)(g)	633,102	636,426
		52,013,754
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (e)(f)(g)	9,219,695	9,229,560
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	965,000	970,433
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3027% 4/30/2031 (e)(f)(g)	6,741,150	6,770,676
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 11/26/2031 (e)(f)(g)	5,805,000	5,819,512
		22,790,181
Pharmaceuticals - 0.9%
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4027% 8/1/2027 (e)(f)(g)	2,191,878	2,188,108
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/23/2031 (e)(f)(g)	3,486,263	3,507,180
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/5/2028 (e)(f)(g)	5,901,018	5,912,466
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (e)(f)(g)	3,065,097	3,068,928
		14,676,682
TOTAL HEALTH CARE		117,134,830

Industrials - 12.8%
Aerospace & Defense - 1.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (e)(f)(g)	1,295,092	1,300,958
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.847% 12/31/2027 (e)(f)(g)	1,126,205	1,129,865
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (e)(f)(g)(h)	1,740,000	1,739,130
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/21/2031 (e)(f)(g)	1,411,463	1,419,409
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3962% 12/11/2031 (e)(f)(g)	2,552,308	2,547,535
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (e)(f)(g)(h)(j)	212,692	212,294
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (e)(f)(g)	6,363,624	6,380,870
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (e)(f)(g)	362,375	363,364
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (e)(f)(g)	2,199,488	2,202,919
		17,296,344
Air Freight & Logistics - 0.8%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (e)(f)(g)	2,079,156	2,086,953
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (e)(f)(g)	790,844	793,810
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 11/23/2028 (e)(f)(g)	476,513	469,098
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.207% 11/23/2028 (e)(f)(g)(k)	4,692,000	4,692,000
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.457% 11/23/2029 (e)(f)(g)(k)	2,095,000	2,095,000
Echo Global Logistics Inc Tranche 2L 2LN, term loan CME Term SOFR 3 month Index + 8%, 12.457% 11/23/2029 (e)(f)(g)(k)	900,000	900,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0788% 3/18/2030 (e)(f)(g)	2,245,964	2,256,632
		13,293,493
Building Products - 1.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (e)(f)(g)	5,642,354	4,546,101
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 1/3/2029 (e)(f)(g)	3,217,392	3,216,716
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.707% 10/22/2028 (e)(f)(g)	1,502,782	1,509,921
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8288% 8/2/2031 (e)(f)(g)	1,416,450	1,420,586
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 1/24/2029 (e)(f)(g)	1,668,028	1,674,800
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4952% 4/29/2029 (e)(f)(g)	5,180,062	5,117,642
		17,485,766
Commercial Services & Supplies - 4.7%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (e)(f)(g)	9,164,979	9,190,733
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 5/14/2028 (e)(f)(g)	9,907,639	9,931,517
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3027% 11/3/2031 (e)(f)(g)	1,869,310	1,879,236
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (e)(f)(g)(h)(j)	215,690	216,835
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (e)(f)(g)	5,024,619	4,972,965
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (e)(f)(g)	1,756,175	1,769,346
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (e)(f)(g)	8,499,629	8,247,106
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (e)(f)(g)	937,650	940,772
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 10/10/2028 (e)(f)(g)	428,895	431,897
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 11/3/2029 (e)(f)(g)	714,022	717,150
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (e)(f)(g)	3,738,190	3,762,040
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (e)(f)(g)	2,105,775	2,119,989
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (e)(f)(g)	1,358,149	1,379,649
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (e)(f)(g)	4,562,674	4,574,810
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (e)(f)(g)	7,916,782	7,086,945
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3672% 7/25/2030 (e)(f)(g)	3,626,962	3,641,869
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 3/19/2028 (e)(f)(g)	1,112,649	1,118,212
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (e)(f)(g)	1,763,042	1,764,505
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (e)(f)(g)	724,769	725,675
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (e)(f)(g)	135,449	135,562
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (e)(f)(g)	39,803	39,852
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9715% 7/2/2029 (e)(f)(g)	590,000	531,000
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4532% 12/10/2026 (e)(f)(g)	1,006,491	1,011,523
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8288% 10/6/2031 (e)(f)(g)	960,000	965,405
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (e)(f)(g)	1,636,582	1,564,295
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (e)(f)(g)	1,936,813	1,938,033
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.7215% 10/19/2030 (e)(f)(g)(k)	1,347,283	1,071,089
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4808% 4/19/2030 (e)(f)(g)(k)	1,403,553	1,403,553
		73,131,563
Construction & Engineering - 0.5%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (e)(f)(g)	3,234,490	3,235,072
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8446% 11/3/2031 (e)(f)(g)	1,920,000	1,926,010
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 1/21/2028 (e)(f)(g)	1,123,630	1,131,158
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 2/16/2028 (e)(f)(g)	1,021,388	1,025,218
		7,317,458
Electrical Equipment - 0.5%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7032% 10/14/2027 (e)(f)(g)	2,949,745	2,947,297
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1935% 3/2/2027 (e)(f)(g)	4,695,316	4,710,575
		7,657,872
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (e)(f)(g)	2,822,925	2,814,597
Machinery - 0.7%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4715% 7/22/2029 (e)(f)(g)	1,262,260	1,264,368
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (e)(f)(g)	1,952,506	1,958,207
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0527% 9/28/2028 (e)(f)(g)	1,217,400	1,178,175
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9435% 10/10/2031 (e)(f)(g)	925,000	929,625
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (e)(f)(g)(h)	825,000	829,125
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 3/25/2031 (e)(f)(g)	3,577,963	3,585,119
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.605% 12/3/2026 (e)(f)(g)(k)	2,190,119	2,029,365
		11,773,984
Passenger Airlines - 0.4%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (e)(f)(g)	2,549,167	2,613,763
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (e)(f)(g)	1,100,742	1,119,146
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6348% 2/24/2031 (e)(f)(g)	2,665,286	2,670,057
		6,402,966
Professional Services - 1.9%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9715% 2/4/2028 (e)(f)(g)	1,907,458	1,913,028
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/29/2031 (e)(f)(g)	6,870,000	6,841,352
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2896% 10/30/2031 (e)(f)(g)	1,380,000	1,380,869
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 12/30/2028 (e)(f)(g)	3,976,979	3,848,363
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3955% 9/29/2028 (e)(f)(g)	947,037	949,404
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2755% 9/29/2028 (e)(f)(g)	1,114,372	1,122,262
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 6/2/2028 (e)(f)(g)	7,009,010	6,911,376
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0854% 3/3/2031 (e)(f)(g)	1,308,425	1,314,967
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (e)(f)(g)	2,112,783	1,869,813
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (e)(f)(g)	2,333,306	2,344,973
		28,496,407
Trading Companies & Distributors - 0.5%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5854% 1/29/2031 (e)(f)(g)	6,537,351	6,425,431
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 2/14/2031 (e)(f)(g)	1,568,150	1,579,519
		8,004,950
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.2784% 4/8/2030 (e)(f)(g)	2,886,269	2,903,703
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (e)(f)(g)	436,152	453,328
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.7784% 1/2/2029 (e)(f)(g)	815,000	641,136
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2784% 8/10/2029 (e)(f)(g)	1,560,000	572,005
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3288% 7/26/2028 (e)(f)(g)	2,448,371	2,460,270
		7,030,442
TOTAL INDUSTRIALS		200,705,842

Information Technology - 14.6%
Communications Equipment - 0.2%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3703% 10/24/2030 (e)(f)(g)	712,927	714,708
CommScope LLC 1LN, term loan 9.857% 12/17/2029 (e)(g)	1,830,000	1,849,453
		2,564,161
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 7/2/2029 (e)(f)(g)	3,809,626	3,813,588
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.2215% 3/31/2029 (e)(f)(g)	2,280,000	2,262,900
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/31/2028 (e)(f)(g)	2,705,323	2,726,750
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (e)(f)(g)(j)	120,164	121,115
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 11/12/2029 (e)(f)(g)	1,391,782	1,390,780
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/2/2031 (e)(f)(g)	1,746,225	1,743,955
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (e)(f)(g)	3,415,000	3,449,150
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (e)(f)(g)	1,800,000	1,802,250
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 5/30/2030 (e)(f)(g)	1,564,622	1,563,965
		18,874,453
IT Services - 1.7%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 2/3/2031 (e)(f)(g)	1,486,679	1,494,455
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (e)(f)(g)	5,563,160	4,951,213
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (e)(f)(g)	1,777,217	1,335,135
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 6/17/2031 (e)(f)(g)	3,700,725	3,697,690
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 2/1/2028 (e)(f)(g)	11,892,647	11,042,798
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (e)(f)(g)	1,175,000	1,183,812
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 6/23/2031 (e)(f)(g)	2,990,000	2,995,621
		26,700,724
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (e)(f)(g)	3,017,221	3,022,894
Software - 11.0%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (e)(f)(g)	1,457,675	1,470,764
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.207% 12/10/2029 (e)(f)(g)	2,705,000	2,677,950
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (e)(f)(g)	5,694,735	5,719,678
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/31/2031 (e)(f)(g)	5,612,732	5,603,976
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 3/24/2031 (e)(f)(g)	4,255,000	4,264,106
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (e)(f)(g)	6,444,947	6,458,868
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (e)(f)(g)	3,961,880	3,982,521
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 10/16/2026 (e)(f)(g)	5,951,361	5,702,178
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.357% 2/19/2029 (e)(f)(g)	6,258,409	5,006,727
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 10/29/2029 (e)(f)(g)	2,982,808	2,999,959
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (e)(f)(g)	3,221,098	3,241,552
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (e)(f)(g)	2,945,426	2,962,009
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/12/2029 (e)(f)(g)	4,798,611	4,779,272
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 12/1/2027 (e)(f)(g)	1,862,143	1,876,109
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (e)(f)(g)	3,605,000	3,598,799
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (e)(f)(g)	2,750,000	2,717,908
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8027% 3/1/2029 (e)(f)(g)	7,772,695	7,770,752
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (e)(f)(g)	12,790,483	12,788,181
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.607% 2/23/2029 (e)(f)(g)	2,780,000	2,747,001
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (e)(f)(g)	9,005,000	8,696,219
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (e)(f)(g)	4,381,533	3,594,216
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (e)(f)(g)	15,163,508	15,178,974
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (e)(f)(g)(h)	2,260,000	2,286,849
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(g)(h)	1,690,000	1,699,768
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (e)(f)(g)	4,004,788	4,027,936
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (e)(f)(g)	1,365,000	1,373,067
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8973% 7/17/2032 (e)(f)(g)	655,000	667,281
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/31/2028 (e)(f)(g)	4,284,275	4,301,969
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.347% 5/15/2028 (e)(f)(g)	6,158,143	3,542,657
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.847% 5/15/2028 (e)(f)(g)	1,434,482	1,482,895
RealPage Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 4/24/2028 (e)(f)(g)	1,120,000	1,122,800
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (e)(f)(g)	6,271,817	6,253,316
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.957% 9/30/2028 (e)(f)(g)	4,360,538	4,281,874
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/8/2030 (e)(f)(g)	4,689,605	4,674,645
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (e)(f)(g)	1,354,478	1,356,807
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9715% 8/11/2028 (e)(f)(g)	1,886,369	1,897,725
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (e)(f)(g)	4,304,956	4,314,685
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (e)(f)(g)	13,906,501	13,994,668
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (e)(f)(g)	2,251,643	2,265,716
		173,382,377
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (e)(f)(g)(h)	4,930,000	4,837,563
TOTAL INFORMATION TECHNOLOGY		229,382,172

Materials - 7.0%
Chemicals - 4.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (e)(f)(g)	4,129,011	3,602,562
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.207% 11/24/2028 (e)(f)(g)	2,875,000	2,801,918
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 11/24/2027 (e)(f)(g)	3,401,740	3,401,741
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 9/30/2028 (e)(f)(g)	5,222,374	5,246,555
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.457% 10/1/2029 (e)(f)(g)	2,530,000	2,477,300
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6367% 8/29/2029 (e)(f)(g)	842,023	844,305
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 12/16/2031 (e)(f)(g)(h)	2,885,000	2,865,757
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/18/2028 (e)(f)(g)	5,195,014	5,216,105
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.024% 11/1/2030 (e)(f)(g)	2,149,200	2,154,573
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (e)(f)(g)	6,282,944	6,311,218
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (e)(f)(g)	4,568,446	4,472,418
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4465% 3/15/2029 (e)(f)(g)	6,138,515	6,133,727
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8945% 3/15/2030 (e)(f)(g)	2,721,176	2,568,110
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/1/2030 (e)(f)(g)	2,834,980	2,836,766
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 4/2/2029 (e)(f)(g)	2,574,779	2,590,871
Koppers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6105% 4/10/2030 (e)(f)(g)	393,025	393,764
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0887% 8/22/2031 (e)(f)(g)	4,357,471	4,196,811
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (e)(f)(g)	1,748,452	1,646,832
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (e)(f)(g)	2,230,117	2,235,001
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5745% 3/16/2027 (e)(f)(g)	1,777,377	1,780,274
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 2/21/2031 (e)(f)(g)	2,548,613	2,568,517
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 9/30/2031 (e)(f)(g)	1,251,099	1,258,918
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (e)(f)(g)(h)(j)	128,901	129,707
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5788% 9/22/2028 (e)(f)(g)	1,197,736	1,207,317
		68,941,067
Construction Materials - 0.3%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/5/2030 (e)(f)(g)	525,360	526,673
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (e)(f)(g)	1,238,927	1,251,316
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 3/27/2028 (e)(f)(g)	2,218,550	2,226,182
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 10/19/2029 (e)(f)(g)	290,000	290,241
		4,294,412
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 3/3/2028 (e)(f)(g)	4,555,310	4,547,885
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0581% 6/9/2031 (e)(f)(g)	4,883,156	4,907,572
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3418% 7/1/2029 (e)(f)(g)	2,317,306	2,319,322
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5254% 12/2/2030 (e)(f)(g)	3,037,192	3,050,647
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (e)(f)(g)	12,116,678	12,129,521
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/4/2027 (e)(f)(g)	1,220,040	1,221,894
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 9/25/2028 (e)(f)(g)	1,966,676	1,973,441
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 8/3/2026 (e)(f)(g)	806,510	810,543
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 8/1/2026 (e)(f)(g)	483,750	485,564
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.207% 1/30/2027 (e)(f)(g)	2,389,882	2,396,072
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.107% 4/21/2031 (e)(f)(g)	699,713	704,526
		34,546,987
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 5/23/2031 (e)(f)(g)	1,938,300	1,939,269
TOTAL MATERIALS		109,721,735

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0887% 8/21/2030 (e)(f)(g)	1,758,173	1,769,162
Utilities - 0.9%
Electric Utilities - 0.6%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (e)(f)(g)	1,007,462	1,007,382
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 12/20/2030 (e)(f)(g)	2,693,497	2,695,652
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 1/20/2031 (e)(f)(g)	6,462,559	6,461,202
		10,164,236
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/31/2030 (e)(f)(g)	1,450,000	1,445,563
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0235% 12/10/2031 (e)(f)(g)	1,025,000	1,027,562
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2215% 3/25/2028 (e)(f)(g)	1,806,483	1,760,942
		4,234,067
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 6/23/2028 (e)(f)(g)	532,948	533,284
TOTAL UTILITIES		14,931,587

TOTAL UNITED STATES		1,264,362,812
TOTAL BANK LOAN OBLIGATIONS (Cost $1,420,347,960)		1,388,383,446

Common Stocks - 2.3%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
New Cineworld Ltd (k)(m)	191,905	4,193,124
UNITED STATES - 2.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (k)(m)	105,486	1,369,208
Specialty Retail - 0.2%
Joann Inc (k)	1,482,415	3,098,248
TOTAL CONSUMER DISCRETIONARY		4,467,456

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
California Resources Corp	91,210	4,732,887
EP Energy Corp (k)(m)	15,785	20,520
Expand Energy Corp	109,641	10,914,762
Expand Energy Corp (b)	928	92,382
Exxon Mobil Corp	40,902	4,399,828
New Fortress Energy Inc (n)	37,399	565,473
		20,725,852
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (k)	55,333	4,936,258
Carnelian Point Holdings LP warrants (k)(m)	5,132	14,985
Limetree Bay Cayman Ltd (k)(m)	776	39,366
		4,990,609
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (k)(m)	188,360	467,133
Tnt Crane & Rigging LLC warrants 10/31/2025 (k)(m)	9,492	0
		467,133
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (k)(m)	35,300	1,688,046
TOTAL UNITED STATES		32,339,096
TOTAL COMMON STOCKS (Cost $23,593,360)		36,532,220

Non-Convertible Corporate Bonds - 5.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	80,000	82,239
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (d)	855,000	643,780
Altice France SA 5.125% 7/15/2029 (d)	5,450,000	4,081,304
Altice France SA 5.5% 10/15/2029 (d)	2,185,000	1,636,624

TOTAL FRANCE		6,361,708
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)	2,585,000	1,892,329
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	1,055,000	846,467
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	1,455,000	1,316,484

TOTAL PUERTO RICO		2,162,951
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC 12% 11/30/2028 (d)	2,380,000	2,661,542
UNITED STATES - 4.2%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,160,000	1,134,033
Level 3 Financing Inc 4.5% 4/1/2030 (d)	935,000	775,258
		1,909,291
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	3,160,000	3,019,162
DISH Network Corp 11.75% 11/15/2027 (d)	3,570,000	3,781,316
EchoStar Corp 10.75% 11/30/2029	2,928,070	3,148,511
Univision Communications Inc 6.625% 6/1/2027 (d)	1,205,000	1,200,147
		11,149,136
Consumer Discretionary - 1.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	1,205,000	1,227,038
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)	8,895,000	8,914,730
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 7% 2/15/2030 (d)	1,465,000	1,492,175
Carnival Corp 7.625% 3/1/2026 (d)	620,000	620,906
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	10,240,000	9,489,202
		11,602,283
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (d)	859,000	846,330
TOTAL CONSUMER DISCRETIONARY		22,590,381

Energy - 0.2%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	684,000	682,858
Oil, Gas & Consumable Fuels - 0.2%
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,000,000	1,001,022
CITGO Petroleum Corp 7% 6/15/2025 (d)	1,050,000	1,051,083
		2,052,105
TOTAL ENERGY		2,734,963

Financials - 0.8%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.4703% 3/6/2026 (e)(f)	1,650,000	1,682,043
Financial Services - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,755,000	1,465,918
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,475,000	1,415,571
NFE Financing LLC 12% 11/15/2029 (d)	5,834,835	6,129,608
		9,011,097
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	2,235,000	2,301,413
TOTAL FINANCIALS		12,994,553

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	495,000	500,219
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	600,000	610,681
GEO Group Inc/The 8.625% 4/15/2029	310,000	327,416
		938,097
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	330,000	343,093
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	552,500	550,714
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)	272,500	270,788
		821,502
TOTAL INDUSTRIALS		2,102,692

Information Technology - 0.3%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	860,000	823,503
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	1,734,000	1,786,975
Cloud Software Group Inc 9% 9/30/2029 (d)	1,370,000	1,390,952
		3,177,927
TOTAL INFORMATION TECHNOLOGY		4,001,430

Materials - 0.2%
Chemicals - 0.1%
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	1,220,000	1,294,440
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	1,365,000	1,431,141
TOTAL MATERIALS		2,725,581

Real Estate - 0.3%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	2,545,000	2,713,684
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	345,000	339,275
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	200,000	191,567
		3,244,526
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	2,680,000	2,259,458
TOTAL REAL ESTATE		5,503,984

TOTAL UNITED STATES		66,212,230
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $79,801,746)		79,372,999

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (e)(f)(l)	530,000	535,492
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 4.7% (e)(l)	2,160,000	2,189,167
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (d)(e)(l)	895,000	891,674
TOTAL UNITED STATES		3,616,333
TOTAL PREFERRED SECURITIES (Cost $3,526,723)		3,616,333

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $113,885,184)	4.36	113,865,529	113,888,302

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,667,076,057)	1,647,151,652
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(73,413,157)
NET ASSETS - 100.0%	1,573,738,495

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,580,880 or 1.4% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,835,611 or 4.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,198,264 and $1,204,830, respectively.

(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $565,473 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	8,788

Fidelity Private Credit Company LLC	6/06/22 - 12/31/24	23,082,084

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,058,458	207,804,142	145,974,298	1,333,716	-	-	113,888,302	113,865,529	0.2%
Fidelity Securities Lending Cash Central Fund	-	19,563,195	19,563,195	184	-	-	-	-	0.0%
Total	52,058,458	227,367,337	165,537,493	1,333,900	-	-	113,888,302	113,865,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,327,439	2,708,002	18,112	1,657,003	(64)	(528,768)	22,488,497	2,323,192
	20,327,439	2,708,002	18,112	1,657,003	(64)	(528,768)	22,488,497	2,323,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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